Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes on Income [Line Items]
Carryforward tax losses (in Dollars)	$ 78,000
Israeli [Member]
Taxes on Income [Line Items]
Tax rate	23.00%	23.00%	23.00%
U.S. federal state [Member]
Taxes on Income [Line Items]
Tax rate	28.00%	28.00%	28.00%
Canadian [Member]
Taxes on Income [Line Items]
Tax rate	27.00%	27.00%	27.00%
SNI’s [Member]
Taxes on Income [Line Items]
Carryforward tax losses (in Dollars)	$ 1,300
Neuro Thera’s [Member]
Taxes on Income [Line Items]
Carryforward tax losses (in Dollars)	$ 1,328